Acquisitions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Market shares	Jun. 30, 2020 USD ($)
Business Acquisition [Line Items]
Portion of acquired intangible assets assigned to goodwill	$ 1,912,274	$ 1,919,386	$ 1,912,161
Goodwill amount deductible for tax purposes	0
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	226,278
Cash acquired in acquisitions	1,508
Total purchase price of outdoor advertising assets	227,588
Total acquired intangible assets	187,711
Portion of acquired intangible assets assigned to goodwill	29,360
Total acquired intangible assets	$ 158,351
Weighted average useful life	14 years
Aggregate amortization expense related to acquisition	$ 7,570
2019 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 23,032
Weighted average useful life	7 years
2019 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 131,208
Weighted average useful life	15 years
Fairway Outdoor Advertising [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets		418,500
Post-closing adjustments to acquired working capital related to purchase	$ 1,310
Portion of acquired assets assigned to property, plant and equipment	96,840	91,173
Portion of acquired assets assigned to intangibles	188,400	156,319
Portion of acquired assets assigned to intangibles	145,534	$ 182,117
Reduction to preliminary purchase price allocation of goodwill	36,583
Income tax benefit recorded in deferred tax liabilities	17,031
Number of business acquired | Market		5
July 15, 2019 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	$ 127,000
2018 Acquisitions [Member]
Business Acquisition [Line Items]
Cash acquired in acquisitions		$ 8,554
Total acquired intangible assets		402,740
Portion of acquired intangible assets assigned to goodwill		182,117
Goodwill amount deductible for tax purposes		0
Total acquired intangible assets		$ 220,623
Weighted average useful life		14 years
Aggregate amortization expense related to acquisition		$ 2,681
Total purchase price of outdoor advertising assets		489,671
Total purchase price consisting of cash		$ 477,389
2018 Acquisitions [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Issuance of common stock | shares		163,137
Issuance of common stock, value		$ 12,282
2018 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 33,310
Weighted average useful life		7 years
2018 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 186,635
Weighted average useful life		15 years